Trade Receivables and Other Receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other receivables	$ 583
NIS [Member]
Statement Line Items [Line Items]
Government authorities	1,197	$ 1,289
Prepaid expenses	791	1,369
Receivables in respect of government grants		232
Others	36	89
Other receivables	$ 2,024	$ 2,979